Trade and other (non-) current assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Noncurrent Assets

	2017	2016	2015
	(€’000)
Non-current
Data-center-related prepaid expenses	2,708	3,507	2,834
Rental and other supplier deposits	3,736	3,056	2,929
Deferred setup cost	2,806	1,502	—
Deferred financing costs	—	142	422
Deferred rent related stamp duties	895	379	501
Collaterized cash	3,529	3,328	4,466
	13,674	11,914	11,152

Summary of Trade and Other Current Assets

	2017	2016	2015
	(€’000)
Current
Trade receivables – net (Note 21)	113,518	91,451	79,128
Taxes receivable	12,415	5,416	5,716
Accrued revenue	36,575	34,560	39,442
Prepaid expenses and other current assets	17,278	16,394	17,650
	179,786	147,821	141,936